Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2023
Credit Facilities [Abstract]
Schedule of Short-Term Bank Borrowings	Outstanding balances of short-term bank borrowings as of December 31, 2023 and 2022 consisted of the following:
Bank name	Term	Interest rate	Collateral/ Guarantee	Date of paid off	December 31, 2023	December 31, 2022
Bank of China	From May 25, 2023 to May 25, 2024	Weighted average rate of 4.5%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by several properties owned by Mr. Jinlong Yang and his familiy members	-	$2,636,677	$-
Bank of China	From May 24, 2023 to May 24, 2024	Weighted average rate of 4.0%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by several properties owned by Mr. Jinlong Yang and his familiy members	-	460,923	-
China Everbright Bank	From November 13, 2023 to May 12, 2024	Weighted average rate of 5.0%	Guarantee by Mr. Jinlong Yang, Shenzhen Bangrui Aviation Service Co. Ltd. and Mr. Jinlong Yang’s family members, pledged by a property owned by Shenzhen Bangrui Aviation Service Co. Ltd.	-	1,135,411	-
Guilin Bank	From April 28, 2023 to April 28, 2024	Weighted average rate of 8.0%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics	28-Apr-24	408,320	-
The Industrial Bank Co., Ltd.	From May 10, 2023 to May 10, 2024	Weighted average rate of 5.0%	Guarantee by Mr. Jinlong Yang and Shenzhen Mingzhu Freight Industrial Co., Ltd.	-	337,920	-
Bank of China	From October 20, 2023 to October 20, 2024	Weighted average rate of 3.25%	Guarantee by Mr. Lihui Wang	-	1,126,400	-
China Construction Bank	From April 19, 2023 to April 19, 2024	Weighted average rate of 3.95%	None	19-April-23	422,400	-
Bank of China	From January 3, 2023 to January 3, 2024	Weighted average rate of 3.65%	Guarantee by Mr. Lihui Wang	3-Jan-24	281,600	-
The Industrial Bank Co., Ltd.	From May 9, 2022 to May 9, 2023	Weighted average rate of 5.0%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics	9-May-23	-	347,967
Bank of China	From May 16, 2022 to May 16, 2023	Weighted average rate of 4.5%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics	16-May-23	-	3,340,486
China Everbright Bank	From November 23, 2022 to November 22, 2023	Weighted average rate of 5.0%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by a property owned by Mr. Jinlong Yang and two properties owned by Mr. Jinlong Yang’s family members	November 22, 2023	-	2,087,804
Guilin Bank	From April 28, 2022 to April 28, 2023	Weighted average rate of 8.0%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics	28-Apr-23	-	420,460
Zhejiang Mintai Commercial Bank	From June 30, 2022 to June 8, 2023	Weighted average rate of 5.5%	Guarantee by Mr. Dongdong Wang and his Spouse	June 8, 2023	-	289,973
Zhejiang Tailong Commercial Bank Co., Ltd.	From November 18, 2022 to May 17, 2023	Weighted average rate of 6.8%	Guarantee by Mr. Dongdong Wang, Mr. Dongdong Wang’s Spouse and five employees	17-May-23	-	376,965
Haifa Baocheng Leasing Co., Ltd.	From September 2022 to September 2023	Weighted average rate of 8.0%	Guarantee by Zhisheng’s accounts receivable	September 21, 2023	-	1,273,857
Bank of China	From January 3, 2022 to January 3, 2023	Weighted average rate of 3.65%	Guarantee by Mr. Lihui Wang	3-Jan-23	-	289,973
Bank of China	From September 2022 to September 2023	Weighted average rate of 3.65%	Guarantee by Mr. Lihui Wang	September 20, 2023	-	1,159,891
China Construction Bank	From June 4, 2022 to June 4, 2023	Weighted average rate of 3.8525%	None	June 4, 2023	-	434,959
					$6,809,651	$10,022,335

Schedule of Outstanding Balances of Long-Term Bank Borrowings	Outstanding balances of long-term bank borrowings as of December 31, 2023 and 2022 consisted of the following:
Bank name	Term	Interest rate	Collateral/ Guarantee	Date of paid off	December 31, 2023	December 31, 2022
WeBank Co., Ltd.	From July 13, 2022 to July 13, 2024	Weighted average rate of 9.0%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics.	-	$122,719	$343,174
WeBank Co., Ltd.	From August 26, 2021 to August 26, 2023	Weighted average rate of 16.2%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics.	August 26, 2023	-	176,763
Kincheng Bank of Tianjin Co., Ltd.	From July 5, 2022 to July 5, 2024	Weighted average rate of 9.0%	-	-	72,278	154,652
WeBank Co., Ltd.	From September 8, 2022 to September 8, 2024	Weighted average rate of 16.2%	-	-	75,093	165,698
WeBank Co., Ltd.	From November 6, 2023 to October 26, 2025	Weighted average rate of 17.64%	Guarantee by Mr. Jinlong Yang	-	101,376	-
WeBank Co., Ltd.	From November 6, 2023 to October 26, 2025	Weighted average rate of 18%	Guarantee by Mr. Jinlong Yang	-	140,800	-
Less: current maturities					(391,178)	(253,352)
Non-current maturities					$121,088	$586,935

Schedule of Long-Term Bank Borrowings	The maturities schedule of long-term bank borrowings is as follow:
	As of December 31, 2023	As of December 31, 2022
Payments due by period
Less than 1 year	$391,178	$586,935
1-2 years	121,088	253,352
Total	$512,266	$840,287